UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-8253

The Boyar Value Fund, Inc.

(Exact name of registrant as specified in charter)

 35 East 21st Street, New York, NY

10010

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-995-8300

Date of fiscal year end:

12/31

Date of reporting period: 3/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
March 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 76.0%
		BANKS - 2.0%
	13,207	Bank of New York Mellon Corp.	$ 551,128

		COMMERCIAL SERVICES - 3.1%
	11,000	Arbitron, Inc.	474,760
	22,600	Midas, Inc. *	388,494
			863,254

		COMPUTERS - 0.5%
	4,000	Diebold, Inc.	150,200

		DIVERSIFIED FINANCIAL SERVICES - 14.2%
	16,500	Ameriprise Financial, Inc.	855,525
	17,000	CIT Group, Inc.	201,450
	23,300	Citigroup, Inc.	499,086
	29,250	J.P. Morgan Chase & Co.	1,256,288
	4,400	Lehman Brothers Holdings, Inc.	165,616
	15,500	Merrill Lynch & Co., Inc.	631,470
	10,000	Nasdaq Stock Market, Inc.*	386,600
			3,996,035

		FOOD & BEVERAGE - 3.8%
	14,000	H.J. Heinz Co.	657,580
	15,900	PepsiAmericas, Inc.	405,927
			1,063,507

		INSURANCE - 4.2%
	24,386	St. Paul Travelers Cos., Inc. (The)	1,166,870

		LEISURE TIME - 2.5%
	17,500	Carnival Corp.	708,400

		LODGING - 4.3%
	9,500	MGM Mirage *	558,315

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
March 31, 2008 (Unaudited) (Continued)
	Shares		Value
		LODGING - 4.3% (Continued)
	15,100	Orient Express Hotels, Ltd., Class A	$ 651,716
			1,210,031

		MEDIA - 18.9%
	38,076	CBS Corp., Class B	840,718
	24,064	Cablevision Systems-NY Group., Class A *	515,691
	29,250	Comcast Corp., Special Class A *	554,873
	7,000	Meredith Corp.	267,750
	44,100	Playboy Enterprises, Inc., Class B *	367,353
	19,500	Scholastic Corp. *	590,265
	22,000	The Walt Disney Co.	690,360
	70,000	Time Warner, Inc.	981,400
	12,576	Viacom, Inc., Class B *	498,261
			5,306,671

		MISCELLANEOUS MANUFACTURER - 2.9%
	22,000	General Electric Co.	814,220

		PHARMACEUTICALS - 2.9%
	38,500	Pfizer, Inc.	805,805

		RETAIL - 12.2%
	5,000	CVS Corp.	202,550
	23,000	Home Depot, Inc.	643,310
	10,900	IHOP Corp.	522,110
	29,000	Limited Brands, Inc.	495,900
	19,100	McDonald's Corp.	1,065,207
	40,500	Saks, Inc.	505,035
			3,434,112

		SEMICONDUCTORS - 0.5%
	12,000	DSP Group, Inc. *	152,880

	BOYAR VALUE FUND, INC.
	PORTFOLIO OF INVESTMENTS
	March 31, 2008 (Unaudited) (Continued)
	Shares		Value
		SOFTWARE - 1.3%
	13,000	Microsoft Corp.	$ 368,940

		TELECOMMUNICATIONS - 0.6%
	13,441	Windstream Corp.	160,620

		TRANSPORTATION - 2.1%
	8,000	United Parcel Service, Inc., Class B	584,160

		TOTAL COMMON STOCKS (Cost $18,763,346)	21,336,833

		INVESTMENT COMPANIES - 4.4%
	745,146	BNY Hamilton Fund - Premier Class, 2.91%**	745,146
	500,000	Milestone Treasury Obligation Portfolio - Institutional Class, 0.92%,**	500,000
		TOTAL INVESTMENT COMPANIES (Cost $1,245,146)	1,245,146
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATION - 19.6%
	$ 5,505,000	Federal Home Loan Bank Discount Notes, 2.10%, 4/17/08 (Cost $5,500,471)	5,500,471

		TOTAL INVESTMENTS - 100.0% (Cost $25,508,963) (a)	$ 28,082,450

		OTHER ASSETS & LIABILITIES - (0.0%)	(4,022)
		NET ASSETS - 100.0%	$ 28,078,428

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 4,271,100
	Unrealized depreciation (1,697,613)
	Net unrealized appreciation $ 2,573,487

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual
	and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	21,336,833	-
Level 2 - Other Significant Observable Inputs	6,745,617	-
Level 3 - Significant Unobservable Inputs	-	-
Total	28,082,450	-
* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyar Value Fund, Inc.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/28/08

By

*/s/  Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/28/08

CERTIFICATIONS

I, Andrew Rogers, certify that:

1.

I have reviewed this report on Form N-Q of The Boyar Value Fund, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)] for the registrant and have:

 a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

5/28/08

*/s/ Andrew Rogers

       Andrew Rogers, President

       The Boyar Value Fund, Inc.

I, Kevin E. Wolf, certify that:

1.

I have reviewed this report on Form N-Q of The Boyar Value Fund, Inc.;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

 a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

5/28/08

*/s/ Kevin E. Wolf

       Kevin E.Wolf, Treasurer

       The Boyar Value Fund, Inc.